Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Research Management, Inc. (Parenthetical) (Detail) - Clinical Research Management Inc. $ in Thousands	Sep. 15, 2016 USD ($)
Business Acquisition [Line Items]
Other liabilities assumed	$ 9,200
Intangible asset	$ 8,644	[1]

[1]	**The Company has made an initial estimate of separate intangible assets acquired of $8.6 million, being customer relationships and order book assets. This assessment is under review and will be finalized within 12 months of the date of acquisition.